Prospectus Supplement dated October 7, 2026
Prospectus Form #/Date
Product Name	National	New York
RiverSource® FlexChoice Select Variable Annuity	PRO9001_12_E01_(05/26) USP9001_12_E01_(05/26)
RiverSource® Innovations Classic Select Variable Annuity	PRO9038_12_E01_(05/26) USP9038_12_E01_(05/26)
RiverSource® Innovations Select Variable Annuity	PRO9002_12_E01_(05/26) USP9002_12_E01_(05/26)
RiverSource® RAVA 5 Access® Variable Annuity	PRO9104_12_E01_(05/26) ISP9104_12_E01_(05/26) USPPRO9104_12_E01_(05/26)	PRO9105_12_E01_(05/26) ISP9105_12_E01_(05/26) USP9105_12_E01_(05/26)
RiverSource® RAVA Apex Variable Annuity	PRO9111_12_E01_(05/26) ISP9111_12_E01_(05/26) USP111_12_E01_(05/26)	PRO9112_12_E01_(05/26) ISP9112_12_E01_(05/26) USP9112_12_E01_(05/26)
RiverSource® RAVA Vista Variable Annuity	PRO9109_12_E01_(05/26) ISP9109_12_E01_(05/26) USP9109_12_E01_(05/26)	PRO9110_12_E01_(05/26) ISP9110_12_E01_(05/26) USP9110_12_E01_(05/26)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity/ RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_E01_(05/26) USP9073_12_E01_(05/26)	PRO9077_12_E01_(05/26) USP9077_12_E01_(05/26)
RiverSource® Retirement Advisor Advantage Variable Annuity/ RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_E01_(05/26) USP9074_12_E01_(05/26)
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_E01_(05/26) USP9070_12_E01_(05/26)
RiverSource® Signature One Select Variable Annuity	PRO9024_12_E01_(05/26) USP9024_12_E01_(05/26)
RiverSource® Signature Select Variable Annuity	PRO9025_12_E01_(05/26) USP9025_12_E01_(05/26)
RiverSource Variable Universal Life Insurance	PRO9090_12_E01_(05/26) USP9090_12_E01_(05/26)
RiverSource Variable Universal Life Insurance III	PRO9092_12_E01_(05/26) USP9092_12_E01_(05/26)
RiverSource Variable Universal Life IV/ RiverSource Variable Universal Life IV – Estate Series	PRO9094_12_E01_(05/26) USP9094_12_E01_(05/26)
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective after market close on or about October 9, 2026, LVIP American Century International Fund (Service Class) and (Standard Class II) will merge with and into LVIP MFS International Growth Fund (Service Class) and (Standard Class).
Upon the Effective Date, the following description in the section “Appendix A: Investment Options Available Under the Contract” regarding LVIP American Century International Fund with respect to each prospectus listed above is hereby amended and replaced with the following:
Investing In	Investment Objective and Policies	Investment Adviser
LVIP MFS International Growth Fund	Seeks long-term capital appreciation.	Lincoln Financial Investments Corporation, adviser; Massachusetts Financial Services Company, subadviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0011_(10/26)